Document and Entity Information	Dec. 20, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 20, 2022
Entity File Number	1-3198
Entity Registrant Name	Idaho Power Company
Entity Tax Identification Number	82-0130980
Entity Address, Address Line One	1221 W. Idaho Street
Entity Address, City or Town	Boise
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83702-5627
City Area Code	208
Local Phone Number	388-2200
Entity Incorporation, State or Country Code	ID
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	IDA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000049648